Income and other taxes - Unused tax losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect	$ (6,945)	$ (31,325)
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	1,243,496
Tax effect	286,004
Expire | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	1,000,762
Tax effect	230,175
Losses generated in 2015 (expires 2035) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	333,240
Tax effect	76,645
Losses generated in 2016 (expires 2036) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	432,581
Tax effect	99,494
Losses generated in 2017 (expires 2037) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	234,941
Tax effect	54,036
Losses generated in 2019 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	242,734
Tax effect	$ 55,829